Revenue Revenue - Disaggregation of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 182,304	$ 175,915	$ 617,082	$ 516,039
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	85,523	90,267	268,972	243,771
Voyage Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	51,075	29,210	164,381	76,952
Voyage Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	23,989	16,712	84,001	40,312
Voyage Charters - Full Service Lightering
Disaggregation of Revenue [Line Items]
Total revenues	12,447	15,858	58,902	70,982
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	173,034	152,047	576,256	432,017
Time Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	0	7,784	1,837	31,608
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	1,909	2,909	4,938	13,063
Time Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	0	1,633	0	7,149
Time-charter [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,909	12,326	6,775	51,820
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	4,649	8,217	17,810	22,452
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	1,893	2,050	6,219	6,246
LNG terminal management, consultancy and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	819	1,275	10,022	3,504
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	$ 7,361	$ 11,542	$ 34,051	$ 32,202